Income Taxes (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating loss carry forwards, net	$ 160,200	$ 148,200
Interest or penalties
Tax valuation allowance increased	$ 5,600	$ 6,000
Minimum [Member]
Operating loss carry forward expiration year	2023
Maximum [Member]
Operating loss carry forward expiration year	2036